Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Schedule of Supplemental Cash Flow Information	Supplemental cash flow information is as follows:

	Six months ended
	June 28, 2014	June 29, 2013
Cash payments:
Interest	$25,881	$31,439
Income taxes	1,320	653

Supplemental cash flow information for the years ended December 28, 2013, December 29, 2012 and December 31, 2011 is as follows:

	2013	2012	2011
Cash payments:
Interest	$52,001	$36,357	$41,790
Income taxes	457	799	5,608

Continental Cement Company, L.L.C. [Member]
Schedule of Supplemental Cash Flow Information

Supplemental cash flow information is as follows for the years ended December 28, 2013, December 31, 2012 and December 31, 2011:

	2013	2012	2011
Cash paid for interest	$11,488	$7,353	$12,946
Non cash financing activities:
Proceeds on borrowings due to Summit Materials	$—	$156,842	$—
Repayment by Summit Materials of long-term debt and accrued interest	—	(156,842)	—